Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment, net (Details) [Line Items]
Net value of computer software included in furniture, fixture and equipment	$ 26	$ 28
Lease terms	50 years
Net book value	$ 26,051	27,017
Depreciation of property, plant and equipment	$ 1,709	1,736	$ 1,755
Long Term Leased Land And Buildings [Member]
Property, Plant and Equipment, net (Details) [Line Items]
Lease terms	50 years
Land, Buildings and Improvements [Member] | Property Subject to Operating Lease [Member]
Property, Plant and Equipment, net (Details) [Line Items]
Net book value	$ 2,671	$ 6,819